Lease liability	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Lease Liability
Lease liability

9. Lease liability

The Company has an operating lease for office space that expires in 2022. Below is a summary of the Company’s lease liability as of December 31, 2020:

Office lease

Balance, June 30, 2019	$-
Addition	319,133
Interest expense	27,062
Lease payments	(120,690)
Foreign exchange gain	(10,766)
Balance, June 30, 2020	214,739
Addition	-
Interest expense	10,038
Lease payments	(61,504)
Foreign exchange loss	(13,334)
Balance, December 31, 2020	176,607
Less: current portion	(114,783)
Long-term lease liability	$61,824

In addition to the minimum monthly lease payments of C$13,504, the Company is required to make additional monthly payments amounting to C$12,505 for certain variable costs. The schedule below represents the Company’s obligations under the lease agreement in Canadian dollars.

	Less than 1 year	1-2 years	2-3 years	Total

Base rent	$162,048	$67,520	$-	$229,568
Additional rent	150,060	62,524	-	212,584
	$312,108	$130,044	$-	$442,152

The monthly rental expenses are offset by rental income obtained through a series of short term subleases held by the Company.

8. Lease liability

The Company has an operating lease for office space that expires in 2022. Below is a summary of the Company’s lease liability as of September 30, 2021:

Office lease
Balance, December 31, 2019	$274,981
Addition	-
Interest expense	22,156
Lease payments	(123,098)
Foreign exchange loss	2,568
Balance, December 31, 2020	176,607
Addition	-
Interest expense	10,632
Lease payments	(97,138)
Foreign exchange loss	1,434
Balance, September 30, 2021	91,535
Less: current portion	(91,535)
Long-term lease liability	$-

In addition to the minimum monthly lease payments of C$13,504, the Company is required to make additional monthly payments amounting to C$12,505 for certain variable costs. The schedule below represents the Company’s obligations under the lease agreement in Canadian dollars.

	Less than 1 year	1-2 years	2-3 years	Total
Base rent	$108,032	$-	$-	$108,032
Additional rent	100,040	-	-	100,040
	$208,072	$-	$-	$208,072

The monthly rental expenses are offset by rental income obtained through a series of short-term subleases held by the Company.

Bunker Hill Mining Corp.
Notes to Condensed Interim Consolidated Financial Statements
Three and Nine Months Ended September 30, 2021
(Expressed in United States Dollars)
Unaudited